GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN UNCERTAINTIES
Net (loss) income	$ (1,688,903)	$ (1,249,881)	$ 1,208,696
(Accumulated losses) retained earnings	(1,828,205)	$ 147,278
Current liablilites increased	$ 1,577,013